Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Organization and principal activities

Note 1. Organization and principal activities

Wing Yip Food Holdings Group Limited (“Wing Yip” or the “Company”) is a company incorporated in Hong Kong with limited liability. The principal activity of Wing Yip is investment holding.

Wing Yip owns 100% of the equity interests in Guangdong Wing Yip Food Co., Ltd (“Wing Yip GD”), a company incorporated in the PRC on December 2, 2010.

On November 26, 2017, Horgos Wing Yip Brand Business Service Co., Ltd. (“Wing Yip HG”) was incorporated in the PRC by Wing Yip GD to provide brand promotion services. On September 22, 2022, Wing Yip HG was dissolved voluntarily.

On August 12, 2020, Hainan Wing Yip Food Technology Co., Ltd. (“Wing Yip HN”) was incorporated in the PRC by Wing Yip for production and sale of food.

On August 3, 2021, Huaiji Wing Yip Food Technology Co., Ltd. (“Wing Yip HJ”) was incorporated in the PRC. On February 23, 2024, Wing Yip HJ was voluntarily dissolved.

Wing Yip GD owns 100% of the equity interests in Wing Yip HN, Wing Yip HJ and Wing Yip HG.

On November 10, 2025, Shenzhen Qianhai Miaoyu Technology Co., Ltd. (“Miaoyu”) was incorporated in the PRC and Wing Yip owns 100% of the equity interests.

Details of Wing Yip and its subsidiaries (collectively, the “Group”) as of December 31, 2025 are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Wing Yip	April 24, 2015	Hong Kong, China	Parent	Holding company
Wing Yip GD	December 2, 2010	Guangdong, China	100	Production and sale of food
Wing Yip HN	August 12, 2020	Hainan, China	100	Production and sale of food
Miaoyu	November 10, 2025	Guangdong, China	100	Not yet commence business

The Company is listed on the Korea Exchange in Republic of Korea (stock code: 900340) and its consolidated financial statements have been issued and available for public use. The Company is also listed on the Nasdaq Capital Market.